Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
BORROWINGS
BORROWINGS

MAALP maintains a total of $864.0 million of secured credit facilities with Prudential Mortgage Capital, credit enhanced by FNMA, or FNMA Facilities. The FNMA Facilities provide for both fixed and variable rate borrowings and have FNMA rate tranches with maturities from 2013 through 2018. The interest rate on the majority of the variable portion renews every 90 days and is based on the FNMA discount mortgage backed security rate on the date of renewal, which, for MAALP, has historically approximated three-month LIBOR less an average of 0.17% over the life of the FNMA Facilities, plus a fee of 0.49% to 0.67%. Borrowings under the FNMA Facilities totaled $584.8 million at December 31, 2012, consisting of $50.0 million under a fixed portion at a rate of 4.7%, and the remaining $534.8 million under the variable rate portion of the facility at an average rate of 0.8%. The available borrowing capacity at December 31, 2012, was $584.8 million. Commitment fees related to our unused FNMA Facilities totaled $362,000 for the year ended December 31, 2012. MAALP has 9 interest rate swap agreements, totaling a notional amount of $275 million designed to fix the interest rate on a portion of the variable rate borrowings outstanding under the FNMA Facilities at approximately 4.5%. The interest rate swaps have maturities between 2013 and 2015. The swaps are highly effective and are designed as cash flow hedges. MAALP has also entered into 20 interest rate caps totaling a notional amount of $253 million which are designed to cap a portion of the FNMA Facilities. These interest rate caps have maturities between 2013 and 2018 and ten are set at 6.0%, eight set at 4.5%, and two set at 5.0%. The FNMA Facilities are subject to certain borrowing base calculations that can effectively reduce the amount that may be borrowed.

MAALP has a $200.0 million credit facility with Freddie MAC, or Freddie Mac Facility. At December 31, 2012, MAALP had $198.2 million borrowed against the Freddie Mac Facility at an interest rate of 0.7%. Commitment fees related to our Freddie Mac Facility totaled $3,000 for the year ended December 31, 2012. MAALP has 8 interest rate swap agreements, totaling a notional amount of $134.0 million designed to fix the interest rate on a portion of the variable rate borrowings outstanding under the Freddie Mac Facility at approximately 4.4%. The interest rate swaps expire in 2013 and 2014. MAALP has also entered into one interest rate cap totaling a notional amount of $15.0 million which is designated against the Freddie Mac Facility. This interest rate cap has a 2014 maturity and is set at 5.0%.

MAALP also maintains a $325.0 million unsecured credit facility with nine banks led by Key Bank National Association (Key Bank). The Key Bank Credit Line bears an interest rate of LIBOR plus a spread of 1.05% to 1.85% based on a leveraged based pricing grid. This credit line expires in November 2015 with a one year extension option. At December 31, 2012, MAALP had $323.6 million available to be borrowed under the Key Bank Line agreement with $23.0 million borrowed under this facility. Approximately $1.4 million of the facility is used to support letters of credit. Commitment fees related to this facility totaled $739,000 for the year ended December 31, 2012.

Each of MAALP’s credit facilities is subject to various covenants and conditions on usage. If MAA were to fail to satisfy a condition to borrowing, the available credit under one or more of the facilities could not be drawn, which could adversely affect our liquidity. Moreover, if MAA were to fail to make a payment or violate a covenant under a credit facility, after applicable cure periods, one or more of its lenders could declare a default, accelerate the due date for repayment of all amounts outstanding and/or foreclose on properties securing such facilities. Any such event could have a material adverse effect on MAALP. MAALP believes it was in compliance with these covenants and conditions on usage at December 31, 2012.

At December 31, 2012, MAALP had $372.4 million of fixed rate conventional property mortgages with an average interest rate of 4.8% and an average maturity of 2019 and a $15.2 million variable rate mortgage with an embedded cap rate of 7.0% at an interest rate of 3.6% with a maturity in 2015.

At December 31, 2012, MAALP had $55.8 million (after considering the impact of interest rate swap and cap agreements in effect) of conventional, secured variable rate debt outstanding at an average interest rate of 0.7%, $213.1 million of capped conventional, secured variable rate debt at an average interest rate of 1.0%, and $70.3 million of capped tax-free variable rate debt at an average rate of 0.9%. The interest rate on all other secured debt, totaling $831.4 million, was hedged or fixed at an average interest rate of 5.0%. Additionally, MAALP had $460.0 million of senior unsecured notes and term loans fixed at an average interest rate of 3.8% and a $23.0 million variable rate credit facility with an average interest rate of 1.5%.

As of December 31, 2012, the weighted average interest rate on MAALP’s debt was 3.8%.

The following table summarizes MAALP’s indebtedness at December 31, 2012, (dollars in thousands):

	Borrowed Balance	Effective Rate	Contract Maturity
Fixed Rate Secured Debt
Individual property mortgages	$372,382	4.8%	8/29/2019
FNMA conventional credit facilities	50,000	4.7%	3/31/2017
Credit facility balances managed with interest rate swaps
LIBOR-based interest rate swaps	409,000	5.3%	2/3/2014
Total fixed rate secured debt	831,382	5.0%	10/10/2016

Variable Rate Secured Debt (1)
FNMA conventional credit facilities	189,721	0.8%	4/20/2016
FNMA tax-free credit facilities	70,096	0.9%	8/10/2031
Freddie Mac credit facilities	64,247	0.7%	7/1/2014
Freddie Mac mortgage	15,200	3.6%	12/10/2015
Total variable rate secured debt	339,264	0.9%	2/8/2019

Total Secured Debt	$1,170,646	3.9%	6/14/2017

Unsecured Debt
Variable rate credit facility	23,000	1.5%	11/1/2015
Term loan fixed with swaps	150,000	2.4%	3/1/2017
Fixed rate senior private placement bonds	310,000	4.5%	7/27/2021
Total Unsecured Debt	$483,000	3.7%	12/5/2019

Total Outstanding Debt	$1,653,646	3.8%	3/5/2018

(1) Includes capped balances

The following table summarizes interest rate ranges and maturity of MAALP’s indebtedness at December 31, 2012 and the balance of MAALP’s indebtedness at December 31, 2011 (dollars in millions):

	At December 31, 2012
	Actual Interest Rates	Current Average Interest Rate	Maturity	Balance	Balance at December 31, 2011
Fixed Rate:
Taxable Secured	3.51 - 6.21%	4.82%	2014-2035	$422.4	$403.0
Unsecured	3.15 - 5.57%	4.51%	2017-2024	310.0	135.0
Interest rate swaps	4.38 - 6.63%	5.57%	2013-2017	559.0	569.8
				$1,291.4	$1,107.8
Variable Rate: (1)
Taxable	0.66 - 1.13%	0.73%	2013-2033	71.0	264.3
Interest rate caps	0.72 - 0.94%	0.85%	2013-2033	268.2	257.4
Unsecured	1.46%	1.46%	2015	23.0	—
				$362.2	$521.7
				$1,653.6	$1,629.5

(1)
Amounts are adjusted to reflect interest rate swap and cap agreements in effect at December 31, 2012, and 2011, respectively which results in MAALP paying fixed interest payments over the terms of the interest rate swaps and on changes in interest rates above the strike rate of the cap. Rates and maturities for capped balances are for the underlying debt, unless the strike rate has been reached.

The following table includes scheduled principal repayments on the borrowings at December 31, 2012, as well as the amortization of the fair market value of debt assumed (dollars in thousands):

Year	Amortization	Maturities	Total
2013	$5,217	$1,278	$6,495
2014	4,868	369,192	374,060
2015	4,493	193,700	198,193
2016	5,138	82,328	87,466
2017	6,966	154,738	161,704
Thereafter	15,701	810,027	825,728
	$42,383	$1,611,263	$1,653,646

MAALP has additional requirements related to $20.2 million of tax-free bonds issued by MAA but held within the FNMA facility. These amounts are not included in our debt discussion above or within our Consolidated Balance Sheets as MAALP is not the legal borrower of the bonds; however, because of MAALP's obligations under the FNMA facility, we could be required to pay related principal, interest, and other costs if MAA were to default on its payments.